SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share (Details) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Numerator:
Loss from continuing operations	$ (14,530,815)	$ (835,799)	$ (12,471,450)	$ (40,463,749)	$ (1,300,463)	$ (52,935,199)	$ (751,265)	$ (21,469,563)
(Loss) gain from discontinued operations, net of tax	$ (124)	$ (1,681,780)	$ 852,665	$ (50,298)	$ (2,505,478)	$ 802,367	$ (1,271,232)	$ (3,088,373)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	208,433,252	28,758,138	128,710,348	180,593,498	25,718,458	159,874,485	18,708,047	70,372,421
Loss from continuing operations	$ (0.07)	$ (0.03)	$ (0.10)	$ (0.22)	$ (0.05)	$ (0.33)	$ (0.04)	$ (0.31)
(Loss) income from discontinued operations	$ 0.00	$ (0.06)	$ 0.01	$ 0.00	$ (0.10)	$ 0.01	$ (0.07)	$ (0.04)